Selected Statements of Income Data	9 Months Ended
Sep. 30, 2016
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 13:-	SELECTED STATEMENTS OF INCOME DATA

Financial income (expenses), net:

	Nine months ended
	2016	2015
	Unaudited
Financial income:

Interest on bank deposits and other	$151	$98
Foreign currency translation differences	1,720	830
Interest on marketable securities	780	69

	2,651	997
Financial expenses:

Bank charges	(181)	(143)
Foreign currency translation differences	(2,039)	(998)
Amortization of premium (accretion of discount), net	(338)	(26)

Total financial income (expense)	$93	$(170)